LEASES, Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 69,273	$ 58,626
Investment properties	30,723	34,346	$ 35,542
Addition to right-of-use assets and investment properties of leasehold land	23,500	5,100	7,300
AFH [Member]
Right-of-Use Assets [Abstract]
Addition to investment properties of leasehold land			4,800
Leasehold Land [Member]
Right-of-Use Assets [Abstract]
Investment properties	4,442	5,314	$ 5,547
Land and Buildings [Member]
Right-of-Use Assets [Abstract]
Right-of-use assets	$ 69,273	$ 58,626